Finance income and charges - Schedule of finance income and charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Finance Income And Charges [Line Items]
Interest income	$ 221	$ 203	$ 179
Fair value gain on financial instruments	55	170	100
Total interest income	276	373	279
Interest charge on bonds, bank loans and overdrafts	(815)	(775)	(665)
Interest charge on finance leases	(34)	(32)	(23)
Borrowing costs capitalised(2)	56	46	0
Borrowing cost capitalized exceptional	0	58	0
Other interest charges	(228)	(270)	(396)
Fair value loss on financial instruments	(67)	(172)	(101)
Total interest charges	(1,088)	(1,145)	(1,185)
Net interest charges	(812)	(772)	(906)
Net finance income in respect of post-employment plans in surplus (note 14)	54	54	57
Monetary gain on hyperinflation in various economies	18	39	49
Interest income in respect of direct and indirect tax	33	7	15
Change in financial liability — Zacapa (Level 3)	0	7	0
Other finance income	3	0	0
Total other finance income	108	107	121
Net finance charge in respect of post-employment plans in deficit (note 14)	(19)	(19)	(20)
Monetary loss on hyperinflation in various economies	0	0	(8)
Interest charge in respect of direct and indirect tax	(35)	(51)	(27)
Unwinding of discounts	(18)	(22)	(23)
Change in financial liability — Zacapa (Level 3)	(4)	0	0
Other finance charges	(36)	(14)	(22)
Total other finance charges	(112)	(106)	(100)
Net other finance charges	(4)	1	21
Interest income on financial assets not designated at fair value through profit or loss	145	101	59
Interest expense on financial liabilities not designated at fair value through profit or loss	$ (883)	$ (854)	$ (765)
Forecast effective interest rate	4.00%	4.10%